Schedule of Investments (unaudited)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 92.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	4,282,529	$205,304,440
Total Investment Companies (Cost: $214,888,784)		205,304,440
Short-Term Securities
Money Market Funds — 28.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(a)(c)(d)	52,634,889	52,650,679
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	9,400,000	9,400,000
Total Short-Term Securities — 28.0% (Cost: $62,045,415)		62,050,679
Total Investments in Securities — 120.5% (Cost: $276,934,199)		267,355,119
Liabilities in Excess of Other Assets — (20.5)%		(45,392,123)
Net Assets — 100.0%		$221,962,996

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,015,058	$30,644,861 (a)	$—	$(13,476)	$4,236	$52,650,679	52,634,889	$95,780 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,980,000	3,420,000 (a)	—	—	—	9,400,000	9,400,000	282,858	—
iShares 10+ Year Investment Grade Cor- porate Bond ETF	121,391,669	126,369,329	(30,755,349)	271,838	(11,973,047)	205,304,440	4,282,529	5,961,392	—
				$258,362	$(11,968,811)	$267,355,119		$6,340,030	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/04/27	USD	500	$7,962	$1	$7,961
0.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/15/27	USD	2,335	92,263	12,120	80,143
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/28	USD	700	10,144	3	10,141

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/28	USD	300	$4,595	$1	$4,594
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/28	USD	1,506	29,064	9	29,055
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/29	USD	500	5,273	2	5,271
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/29	USD	600	5,923	3	5,920
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/29	USD	1,000	12,682	8	12,674
4.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/10/29	USD	200	(247)	1	(248)
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/29	USD	200	2,358	1	2,357
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/30	USD	500	1,623	3	1,620
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/20/30	USD	200	131	2	129
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/21/30	USD	300	5,572	2	5,570
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/30	USD	221	4,570	2	4,568
0.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/30	USD	2,190	283,254	(22,231)	305,485
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/22/30	USD	1,000	29,587	8	29,579
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/13/31	USD	800	22,087	7	22,080
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/31	USD	1,000	6,864	10	6,854
2.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/32	USD	2,230	231,437	22	231,415
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/32	USD	344	15,180	4	15,176
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/32	USD	401	18,356	5	18,351
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/32	USD	1,300	44,649	17	44,632
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/18/32	USD	750	25,807	10	25,797
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/22/33	USD	200	9,769	3	9,766
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/16/33	USD	100	3,967	1	3,966
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/34	USD	1,100	49,410	15	49,395
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/34	USD	500	19,302	7	19,295
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/34	USD	250	8,916	4	8,912
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/34	USD	300	10,642	4	10,638
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/34	USD	200	13,683	3	13,680
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/34	USD	500	16,575	8	16,567
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/35	USD	400	12,713	7	12,706

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/21/35	USD	400	$12,839	$6	$12,833
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/35	USD	200	8,491	4	8,487
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/35	USD	300	17,089	4	17,085
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/35	USD	510	28,475	9	28,466
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/35	USD	544	26,387	9	26,378
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/35	USD	138	6,265	3	6,262
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/35	USD	1,099	58,804	18	58,786
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/35	USD	464	25,008	8	25,000
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/36	USD	350	13,295	5	13,290
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/36	USD	2,000	73,462	33	73,429
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/36	USD	983	34,693	16	34,677
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/20/36	USD	300	10,487	5	10,482
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/22/36	USD	1,300	37,810	22	37,788
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/36	USD	700	32,223	11	32,212
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/20/36	USD	627	25,000	11	24,989
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/36	USD	600	19,146	10	19,136
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/29/36	USD	1,700	29,052	29	29,023
1.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/17/36	USD	9,285	1,909,461	(412,959)	2,322,420
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/29/36	USD	600	15,020	10	15,010
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/36	USD	200	4,414	4	4,410
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/36	USD	1,000	12,680	17	12,663
4.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/21/36	USD	800	10,916	13	10,903
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/31/36	USD	2,400	8,209	42	8,167
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/38	USD	1,000	55,449	18	55,431
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/38	USD	600	36,412	10	36,402
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/39	USD	1,800	146,461	34	146,427
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/39	USD	800	57,199	15	57,184
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/39	USD	200	13,741	3	13,738
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/39	USD	150	9,938	2	9,936

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/39	USD	200	$12,706	$3	$12,703
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/39	USD	100	6,391	2	6,389
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/39	USD	300	27,254	6	27,248
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/39	USD	200	19,547	4	19,543
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/39	USD	700	41,271	13	41,258
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/40	USD	80	4,321	1	4,320
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/40	USD	200	9,946	4	9,942
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/40	USD	280	16,085	6	16,079
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/40	USD	110	7,914	2	7,912
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/40	USD	450	32,277	9	32,268
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/40	USD	193	12,475	4	12,471
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/40	USD	400	25,880	8	25,872
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/40	USD	301	18,759	6	18,753
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/40	USD	254	14,636	5	14,631
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/40	USD	600	35,207	12	35,195
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/40	USD	864	58,886	17	58,869
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/40	USD	388	26,989	8	26,981
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/40	USD	513	35,927	10	35,917
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/40	USD	227	14,955	5	14,950
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/40	USD	538	29,518	11	29,507
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/40	USD	416	20,788	8	20,780
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/41	USD	1,000	43,078	21	43,057
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/41	USD	1,250	57,740	26	57,714
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/41	USD	1,000	42,145	21	42,124
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/41	USD	1,500	61,850	31	61,819
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/41	USD	600	23,854	13	23,841
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/29/41	USD	228	9,008	505	8,503
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/41	USD	500	20,118	10	20,108
4.07%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/08/41	USD	400	16,508	8	16,500

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/41	USD	500	$21,561	$11	$21,550
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/41	USD	309	14,422	7	14,415
1.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/10/41	USD	12,427	3,411,389	(1,005,923)	4,417,312
4.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/18/41	USD	300	7,045	6	7,039
4.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/22/41	USD	1,000	12,941	21	12,920
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/29/41	USD	1,000	22,905	21	22,884
4.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/15/41	USD	1,100	30,124	23	30,101
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/17/41	USD	700	17,981	15	17,966
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/41	USD	300	9,632	6	9,626
4.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/41	USD	1,900	33,353	40	33,313
4.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/31/41	USD	4,000	21,403	85	21,318
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/25/43	USD	200	25,123	4	25,119
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/43	USD	100	10,164	3	10,161
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/43	USD	1,800	164,984	45	164,939
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/43	USD	400	39,540	10	39,530
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/43	USD	200	16,656	5	16,651
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/43	USD	100	7,595	(183)	7,778
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/44	USD	1,600	192,231	41	192,190
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/44	USD	800	86,059	21	86,038
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/44	USD	200	21,148	5	21,143
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/44	USD	280	28,201	7	28,194
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/44	USD	600	53,438	15	53,423
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/44	USD	200	19,269	5	19,264
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/44	USD	300	26,286	8	26,278
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/44	USD	200	17,169	6	17,163
3.71%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/44	USD	100	9,825	2	9,823
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/44	USD	200	17,905	5	17,900
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/44	USD	600	48,534	16	48,518
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/44	USD	270	34,578	7	34,571

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/44	USD	200	$27,151	$5	$27,146
3.38%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/44	USD	400	56,720	11	56,709
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/44	USD	200	22,229	6	22,223
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/44	USD	750	65,275	19	65,256
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/44	USD	300	25,622	7	25,615
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/44	USD	300	23,540	8	23,532
4.02%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/45	USD	300	19,195	8	19,187
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/45	USD	300	22,350	8	22,342
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/45	USD	10	659	—	659
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/45	USD	400	29,021	11	29,010
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/45	USD	300	19,964	8	19,956
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/45	USD	400	19,694	11	19,683
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/05/45	USD	219	10,256	6	10,250
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/23/45	USD	100	5,697	3	5,694
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/45	USD	270	19,664	7	19,657
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/45	USD	350	21,639	9	21,630
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/45	USD	222	13,342	6	13,336
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/45	USD	200	12,722	6	12,716
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/45	USD	180	15,347	5	15,342
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/45	USD	450	38,632	12	38,620
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/45	USD	158	13,900	4	13,896
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/45	USD	359	27,857	10	27,847
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/45	USD	600	46,730	16	46,714
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/45	USD	332	25,016	9	25,007
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/45	USD	336	23,281	9	23,272
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/45	USD	700	49,496	19	49,477
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/45	USD	668	54,730	18	54,712
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/45	USD	451	40,573	13	40,560
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/45	USD	366	30,647	10	30,637

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/45	USD	659	$55,800	$18	$55,782
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/45	USD	300	22,065	8	22,057
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/45	USD	469	36,114	12	36,102
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/45	USD	940	59,747	25	59,722
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/45	USD	394	22,617	11	22,606
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/10/45	USD	900	49,038	25	49,013
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/45	USD	700	40,115	20	40,095
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/18/45	USD	750	39,886	20	39,866
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/46	USD	3,800	185,685	105	185,580
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/21/46	USD	1,286	55,608	36	55,572
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/02/46	USD	447	34,518	12	34,506
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/46	USD	600	28,749	17	28,732
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/46	USD	900	46,394	25	46,369
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/46	USD	400	19,720	11	19,709
4.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/14/46	USD	400	11,504	11	11,493
4.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/29/46	USD	2,000	55,510	56	55,454
4.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/46	USD	1,600	50,019	45	49,974
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/46	USD	400	20,029	11	20,018
4.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/46	USD	200	7,930	6	7,924
4.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/06/46	USD	900	31,302	25	31,277
4.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/31/46	USD	4,100	27,388	115	27,273
4.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/46	USD	400	2,436	11	2,425
1.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/24/46	USD	4,300	1,679,894	(128,746)	1,808,640
1.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/46	USD	1,900	801,321	44	801,277
1.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/10/46	USD	1,550	641,400	42	641,358
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/48	USD	70	11,195	2	11,193
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/48	USD	1,900	241,835	57	241,778
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/49	USD	1,700	264,803	51	264,752
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/49	USD	750	105,717	23	105,694

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/49	USD	300	$43,483	$9	$43,474
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/49	USD	200	27,687	6	27,681
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/49	USD	180	23,916	6	23,910
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/49	USD	300	35,634	9	35,625
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/49	USD	200	25,390	6	25,384
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/49	USD	300	39,994	10	39,984
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/49	USD	250	32,719	7	32,712
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/49	USD	320	51,600	9	51,591
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/49	USD	400	72,891	12	72,879
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/24/49	USD	200	34,557	6	34,551
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/49	USD	130	22,608	4	22,604
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/49	USD	200	32,845	7	32,838
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/49	USD	250	34,966	8	34,958
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/49	USD	600	67,619	18	67,601
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/50	USD	300	22,007	10	21,997
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/50	USD	300	25,859	9	25,850
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/50	USD	350	25,656	11	25,645
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/50	USD	129	9,267	4	9,263
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/50	USD	200	14,650	6	14,644
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/50	USD	100	9,611	3	9,608
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	687	68,381	22	68,359
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/50	USD	209	18,345	6	18,339
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/50	USD	200	17,732	6	17,726
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/50	USD	289	24,815	9	24,806
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/50	USD	700	56,250	22	56,228
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/50	USD	543	50,533	17	50,516
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/50	USD	219	20,155	7	20,148
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/50	USD	235	23,992	7	23,985
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/50	USD	398	37,911	13	37,898

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/50	USD	738	$71,182	$23	$71,159
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/50	USD	300	25,076	9	25,067
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/50	USD	246	21,111	8	21,103
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/50	USD	1,124	79,278	36	79,242
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/50	USD	345	21,761	11	21,750
4.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/06/51	USD	1,220	59,121	39	59,082
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/51	USD	200	10,054	6	10,048
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/28/51	USD	2,000	99,702	64	99,638
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/51	USD	600	32,351	19	32,332
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/51	USD	600	34,812	19	34,793
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/51	USD	400	21,808	13	21,795
2.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/51	USD	11,085	4,151,426	(1,484,900)	5,636,326
4.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/51	USD	600	22,150	20	22,130
4.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/18/51	USD	800	24,868	26	24,842
4.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/29/51	USD	1,900	59,315	62	59,253
4.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/51	USD	1,200	42,386	39	42,347
4.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/15/51	USD	300	11,533	10	11,523
4.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/06/51	USD	900	35,782	29	35,753
4.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/31/51	USD	4,400	33,164	142	33,022
4.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/51	USD	600	3,883	20	3,863
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/06/53	USD	300	62,533	1,005	61,528
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	200	40,686	6	40,680
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	200	39,012	7	39,005
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/53	USD	100	19,330	3	19,327
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/53	USD	100	17,204	3	17,201
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/08/53	USD	1,400	216,194	48	216,146
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/53	USD	100	16,202	3	16,199
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/53	USD	200	28,988	7	28,981
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/18/53	USD	150	20,572	(246)	20,818

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/53	USD	200	$28,333	$7	$28,326
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/53	USD	120	14,552	4	14,548
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/54	USD	1,300	237,257	45	237,212
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/08/54	USD	550	91,735	19	91,716
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/54	USD	200	34,020	7	34,013
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/54	USD	150	24,561	5	24,556
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/54	USD	130	20,468	4	20,464
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/54	USD	300	42,240	10	42,230
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/54	USD	300	41,063	10	41,053
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/54	USD	200	28,275	7	28,268
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/01/54	USD	200	30,186	6	30,180
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/54	USD	200	31,687	7	31,680
3.62%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/54	USD	400	56,445	14	56,431
3.71%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/16/54	USD	350	44,545	12	44,533
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/08/54	USD	200	31,904	7	31,897
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/54	USD	150	23,362	5	23,357
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/54	USD	150	21,730	5	21,725
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	350	46,711	12	46,699
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/54	USD	350	65,652	12	65,640
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/54	USD	300	62,912	11	62,901
3.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/24/54	USD	250	49,743	8	49,735
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/54	USD	150	28,778	5	28,773
3.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/54	USD	150	29,929	5	29,924
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/05/54	USD	200	37,626	7	37,619
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/54	USD	250	40,720	9	40,711
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/54	USD	600	79,737	21	79,716
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/54	USD	200	26,212	6	26,206
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/54	USD	200	24,800	6	24,794
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/06/54	USD	350	52,885	12	52,873

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/55	USD	300	$33,913	$10	$33,903
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	250	30,034	8	30,026
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/55	USD	310	29,918	11	29,907
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/55	USD	250	26,019	9	26,010
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/55	USD	100	9,401	4	9,397
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/55	USD	200	17,013	7	17,006
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/55	USD	500	36,329	18	36,311
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/23/55	USD	100	8,106	4	8,102
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/02/55	USD	420	40,514	14	40,500
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/55	USD	280	23,050	10	23,040
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/11/55	USD	300	25,925	(371)	26,296
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/55	USD	350	28,465	13	28,452
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/55	USD	200	20,956	7	20,949
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/16/55	USD	250	26,663	9	26,654
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/55	USD	401	43,745	14	43,731
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/55	USD	250	24,113	9	24,104
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/06/55	USD	360	35,111	13	35,098
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/55	USD	195	18,465	6	18,459
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/55	USD	231	20,020	8	20,012
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/09/55	USD	500	44,187	18	44,169
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/16/55	USD	348	35,528	12	35,516
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/55	USD	282	28,401	10	28,391
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/55	USD	211	23,650	7	23,643
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/55	USD	286	29,969	10	29,959
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/55	USD	530	56,227	19	56,208
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/55	USD	400	36,791	14	36,777
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/55	USD	222	20,676	8	20,668
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/03/55	USD	701	53,604	25	53,579
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/55	USD	545	37,110	19	37,091

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/30/55	USD	480	$28,381	$17	$28,364
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/31/55	USD	1,000	62,219	36	62,183
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/09/56	USD	911	53,780	32	53,748
4.17%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/56	USD	2,100	111,823	74	111,749
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/23/56	USD	600	49,381	21	49,360
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/02/56	USD	605	53,987	22	53,965
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/06/56	USD	450	29,327	16	29,311
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/56	USD	400	25,509	14	25,495
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/56	USD	506	32,510	18	32,492
4.19%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/56	USD	800	39,836	28	39,808
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/13/56	USD	600	23,914	21	23,893
4.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/18/56	USD	700	23,416	24	23,392
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/02/56	USD	350	13,981	13	13,968
4.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/03/56	USD	1,400	54,191	50	54,141
4.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/15/56	USD	600	25,558	21	25,537
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/30/56	USD	400	23,316	14	23,302
4.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/01/56	USD	200	12,593	7	12,586
4.23%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/06/56	USD	700	30,904	25	30,879
4.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/31/56	USD	3,300	28,414	118	28,296
4.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/56	USD	700	5,141	35	5,106
								$23,572,028	$(3,037,412)	$26,609,440
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$205,304,440	$—	$—	$205,304,440
Short-Term Securities
Money Market Funds	62,050,679	—	—	62,050,679
	$267,355,119	$—	$—	$267,355,119
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$26,609,688	$—	$26,609,688
Liabilities
Interest Rate Contracts	—	(248)	—	(248)
	$—	$26,609,440	$—	$26,609,440

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate